UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Valiant Capital Management, L.P.

Address:   One Market Street, Steuart Tower, Suite 2625
           San Francisco, CA 94105


Form 13F File Number: 28-13282


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ralph J. Long, Jr.
Title:  Chief Operating Officer
Phone:  415-659-7217

Signature,  Place,  and  Date  of  Signing:

/s/ Ralph J. Long, Jr.             San Francisco, CA                  8/3/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      866,757
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ------------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                      COM                 037833100  124,824   213,740          SOLE                  213,740      0    0
BAIDU ADR                      Sponsored ADR REP A 056752108   40,562   352,777          SOLE                  352,777      0    0
BROADCOM CORP                  COM                 111320107    8,109   240,200          SOLE                  240,200      0    0
CITRIX SYSTEMS INC             COM                 177376100   33,127   394,648          SOLE                  394,648      0    0
DINEEQUITY                     COM                 254423106   16,540   370,516          SOLE                  370,516      0    0
DIRECTV                        COM                 25490A101   28,365   581,008          SOLE                  581,008      0    0
EXPRESS SCRIPTS INC            COM                 30219G108   27,955   500,718          SOLE                  500,718      0    0
FOMENTO ECONOMICO MEXICANO SAB Sponsored ADR UNITS 344419106   51,002   571,447          SOLE                  571,447      0    0
GOOGLE INC                     COM                 38259P508   71,063   122,508          SOLE                  122,508      0    0
LIBERTY GLOBAL INC             COM                 530555101   70,542 1,421,351          SOLE                1,421,351      0    0
NORDION INC                    COM                 65563C105   39,834 4,255,796          SOLE                4,255,796      0    0
OPENTABLE INC                  COM                 68372A104   47,379 1,052,625          SOLE                1,052,625      0    0
PRICELINE INC                  COM                 741503403   47,663    71,725          SOLE                   71,725      0    0
QUALCOMM INC                   COM                 747525103   44,792   804,448          SOLE                  804,448      0    0
SCHWAB CHARLES NEW             COM                 808513105   52,477 4,058,584          SOLE                4,058,584      0    0
VERMILLIOM INC                 COM                 92407M206      547   243,151          SOLE                  243,151      0    0
VERISIGN INC                   COM                 92343E102   71,514 1,641,371          SOLE                1,641,371      0    0
VISA INC                       COM CL A            92826C839   49,195   397,920          SOLE                  397,920      0    0
YUM BRANDS INC                 COM                 988498101   41,267   640,586          SOLE                  640,586      0    0


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